Share Capital - Schedule of Stock Option Activity (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	4,785,908	6,555,599	7,281,120
Vested stock options (in shares)	1,160,029
Remaining contractual life in years	1 year 6 months 25 days
Exercise price (C$/share) | $ / shares	$ 5.14
4.03
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	36,530
Vested stock options (in shares)	36,530
Remaining contractual life in years	10 days
Exercise price (C$/share) | $ / shares	$ 4.03
6.04
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	230,000
Vested stock options (in shares)	230,000
Remaining contractual life in years	3 months
Exercise price (C$/share) | $ / shares	$ 6.04
3.09
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	60,152
Vested stock options (in shares)	60,152
Remaining contractual life in years	9 months
Exercise price (C$/share) | $ / shares	$ 3.09
5.45
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	28,500
Vested stock options (in shares)	28,500
Remaining contractual life in years	1 year 25 days
Exercise price (C$/share) | $ / shares	$ 5.45
4.09
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	1,627,254
Vested stock options (in shares)	534,499
Remaining contractual life in years	1 year 1 month 2 days
Exercise price (C$/share) | $ / shares	$ 4.09
5.84
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	267,000
Vested stock options (in shares)	267,000
Remaining contractual life in years	1 year 3 months
Exercise price (C$/share) | $ / shares	$ 5.84
5.17
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	90,912
Vested stock options (in shares)	0
Remaining contractual life in years	1 year 6 months
Exercise price (C$/share) | $ / shares	$ 5.17
5.59
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	6,696
Vested stock options (in shares)	3,348
Remaining contractual life in years	1 year 10 months 13 days
Exercise price (C$/share) | $ / shares	$ 5.59
5.30
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	2,078,001
Vested stock options (in shares)	0
Remaining contractual life in years	2 years 21 days
Exercise price (C$/share) | $ / shares	$ 5.30
6.34
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	114,290
Vested stock options (in shares)	0
Remaining contractual life in years	2 years 2 months 15 days
Exercise price (C$/share) | $ / shares	$ 6.34
6.65
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	20,722
Vested stock options (in shares)	0
Remaining contractual life in years	2 years 3 months
Exercise price (C$/share) | $ / shares	$ 6.65
9.47
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)	225,851
Vested stock options (in shares)	0
Remaining contractual life in years	2 years 6 months 7 days
Exercise price (C$/share) | $ / shares	$ 9.47